Supplement Dated February 29, 2024

To The Prospectus Dated May 1, 2023

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective January 24, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager U.S. Select Equity Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	November 2022	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	November 2022	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	November 2022	Assistant Vice President and Portfolio Manager, JNAM
Rajiv Jain	November 2022	Chairman and Chief Investment Officer, GQG
Brian Kersmanc	November 2022	Senior Investment Analyst and Portfolio Manager, GQG
Sudarshan Murthy, CFA	November 2022	Senior Investment Analyst and Portfolio Manager, GQG
Siddharth Jain	January 2024	Investment Analyst and Deputy Portfolio Manager, GQG
Sanjay Ayer, CFA	November 2022	Portfolio Manager, WCM
Paul R. Black	November 2022	Portfolio Manager and CEO, WCM
Peter J. Hunkel	November 2022	Portfolio Manager and Business Analyst, WCM
Michael B. Trigg	November 2022	Portfolio Manager and President, WCM
Jon Tringale	November 2022	Portfolio Manager, WCM

Effective January 24, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/GQG Emerging Markets Equity Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Rajiv Jain	September 2017	Chairman and Chief Investment Officer, GQG
Brian Kersmanc	July 2022	Senior Investment Analyst and Portfolio Manager, GQG
Sudarshan Murthy, CFA	September 2019	Senior Investment Analyst and Portfolio Manager, GQG
Siddharth Jain	January 2024	Investment Analyst and Deputy Portfolio Manager, GQG

Effective February 29, 2024, in the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/PIMCO Income Fund, please delete the third paragraph in the entirety and replace with the following:

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or if unrated, determined by PIMCO to be of comparable quality (except such 50% limitation shall not apply to the Fund’s investments in mortgage- and asset-backed securities). In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets.

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Effective January 24, 2024, in the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” for the JNL Multi-Manager U.S. Select Equity Fund, please delete the nineth paragraph in the entirety and replace with the following:

GQG’s Portfolio Managers are responsible for the day-to-day management of the Fund under normal circumstances, with the Deputy Portfolio Manager providing support for all aspects of security selection, portfolio construction and risk management with respect to the Fund. Investment decisions are typically made collaboratively by the Portfolio Managers, although, as Chief Investment Officer, Rajiv Jain has the right to act unilaterally on any investment decision-making.

Effective January 24, 2024, in the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” for the JNL Multi-Manager U.S. Select Equity Fund, after the twelfth paragraph please add the following:

Siddharth Jain, Investment Analyst at GQG, serves as a Deputy Portfolio Manager of the Fund. Prior to joining the GQG in 2021, Mr. Jain was at Warburg Pincus, where he served most recently as a private equity associate in their industrial and business services group. Mr. Jain began his career as an investment banking analyst with the mergers and acquisition group at PJT Partners in 2018. Mr. Jain earned his BA in Economics from the University of Chicago.

Effective January 24, 2024, in the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/GQG Emerging Markets Equity Fund, please delete the second paragraph in the entirety and replace with the following:

GQG’s Portfolio Managers are responsible for the day-to-day management of the Fund under normal circumstances, with the Deputy Portfolio Manager providing support for all aspects of security selection, portfolio construction and risk management with respect to the Fund. Investment decisions are typically made collaboratively by the Portfolio Managers, although, as Chief Investment Officer, Rajiv Jain has the right to act unilaterally on any investment decision-making.

Effective January 24, 2024, in the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/GQG Emerging Markets Equity Fund, after the fifth paragraph please add the following:

Siddharth Jain, Investment Analyst at GQG, serves as a Deputy Portfolio Manager of the Fund. Prior to joining the GQG in 2021, Mr. Jain was at Warburg Pincus, where he served most recently as a private equity associate in their industrial and business services group. Mr. Jain began his career as an investment banking analyst with the mergers and acquisition group at PJT Partners in 2018. Mr. Jain earned his BA in Economics from the University of Chicago.

Effective February 29, 2024, in the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/PIMCO Income Fund, please delete the third paragraph in the entirety and replace with the following:

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or if unrated, determined by PIMCO to be of comparable quality (except such 50% limitation shall not apply to the Fund’s investments in mortgage- and asset-backed securities). In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets.

This Supplement is dated February 29, 2024.

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Supplement Dated February 29, 2024

To The Statement of Additional Information

Dated May 1, 2023

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective January 24, 2024, on pages 224-225, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for GQG Partners LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL Multi-Manager U.S. Select Equity Fund and JNL/GQG Emerging Markets Equity Fund in the entirety and replace with the following, which reflects information as of December 31, 2023:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Rajiv Jain	Other Registered Investment Companies	10	$55.88 billion	0	$0
	Other Pooled Vehicles	42	$37.84 billion	3	$367.79 million
	Other Accounts	45	$24.38 billion	7	$5.71 billion

Sudarshan Murthy, CFA	Other Registered Investment Companies	10	$55.88 billion	0	$0
	Other Pooled Vehicles	42	$37.84 billion	3	$367.79 million
	Other Accounts	45	$24.38 billion	7	$5.71 billion

Brian Kersmanc	Other Registered Investment Companies	10	$55.88 billion	0	$0
	Other Pooled Vehicles	42	$37.84 billion	3	$367.79 million
	Other Accounts	45	$24.38 billion	7	$5.71 billion

Siddharth Jain[1]	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

1 Siddharth Jain does not have decision making authority over any accounts.

Effective January 24, 2024, on page 226, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for GQG Partners LLC, under “Security Ownership of Portfolio Managers for the JNL Multi-Manager U.S. Select Equity Fund and JNL/GQG Emerging Markets Equity Fund as of December 31, 2023,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Rajiv Jain	X
Sudarshan Murthy, CFA	X
Brian Kersmanc	X
Siddharth Jain	X

This Supplement is dated February 29, 2024.

(To be used with V3180 05/23 and V3180PROXY 05/23.)

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